Income Taxes - Schedule of Reconciliation of Income Tax Rate (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Reconciliation of Income Tax Rate [Abstract]
Loss before income taxes	$ (1,182,673)	$ (213,685)	$ (48,236)
Income tax expense at statutory rate @17%, amount	$ (201,054)	$ (36,326)	$ (8,200)
Income tax expense at statutory rate @17%, percent	17.00%	17.00%	17.00%
Tax incentives, amount			$ (28,995)
Tax incentives, percent			(60.10%)
Tax effect of deductible contractual lease payment, amount	$ (112,892)	$ (26,863)	$ (25,738)
Tax effect of deductible contractual lease payment, percent	(9.50%)	(12.60%)	(53.40%)
Tax effect of non-deductible items, amount	$ 149,707	$ 102,609	$ 72,042
Tax effect of non-deductible items, percent	12.70%	48.00%	149.40%
Singapore statutory stepped income exemption, amount	$ (6,919)		$ (13,072)
Singapore statutory stepped income exemption, percent	(0.60%)		(27.10%)
Utilization of capital allowance, amount	$ (94,438)	$ (39,478)	$ (37,962)
Utilization of capital allowance, percent	(8.00%)	(18.50%)	(78.70%)
(Over)/Under provision of income taxes in prior financial years, net, amount	$ (21,432)	$ 16,830	$ (43,790)
(Over)/Under provision of income taxes in prior financial years, net, percent	(1.80%)	7.90%	(90.80%)
Losses not subject to income tax, amount	$ 271,251	$ 58
Losses not subject to income tax, percent	22.90%
Foreign tax rate differential, amount	$ (1,833)
Foreign tax rate differential, percent	(0.20%)
Others, amount	$ (3,822)		$ 41,925
Others, percent	(0.30%)		86.90%
Income tax credit/(expense)	$ (21,432)	$ 16,830	$ (43,790)
Income tax (credit) / expense, percent	(1.80%)	7.90%	(90.80%)